UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):     [ ]is a restatement.
                                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Karen T. Buckley
Title:          Chief Financial Officer - Principal
Phone:          (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley               Wilmington, Delaware               May 9, 2013

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $180,572
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.
          Form 13F     File Number     Name

Column 1                                      Column 2 Column 3   Column 4      Column 5 Column 6   Column 7        Column 8
                                                                                SHRS OR
NAME OF ISSUER                                TITLE OF             VALUE        SH/PUT   INVESTMENT OTHER       VOTING AUTHORITY
                                              CLASS    CUSIP       (X$1000)     PRN AMT  DISCRETION MANAGERS  SOLE    SHARED  NONE
Abbott Laboratories                           COM      002824100    $2,176       61,600     Sole           49,900          11,700
Accenture Public Ltd., Co.                    COM      G1151C101    $2,347       30,900     Sole           28,400          2,500
Ace Limited                                   COM      H0023R105    $1,237       13,900     Sole           5,900           8,000
Allergan Inc                                  COM      018490102    $2,143       19,200     Sole           17,200          2,000
Allstate Corporation                          COM      020002101    $1,879       38,300     Sole           25,100          13,200
Amazon.com, Inc.                              COM      023135106    $6,149       23,075     Sole           21,275          1,800
Ambev ADR                                     ADR      20441W203    $5,812       137,300    Sole           57,300          80,000
Ametek, Inc.                                  COM      031100100    $2,086       48,100     Sole           43,150          4,950
Amgen, Inc.                                   COM      031162100    $1,907       18,600     Sole           13,600          5,000
Amphenol Corp.                                COM      032095101    $1,015       13,600     Sole           13,600          0
Apple Computer, Inc.                          COM      037833100    $4,473       10,105     Sole           9,355           750
Banco Bradesco S.A. ADR                       ADR      059460303    $2,563       150,590    Sole           52,800          97,790
Biogen Idec, Inc.                             COM      09062X103    $7,079       36,750     Sole           33,150          3,600
BioMarin Pharmaceutical Inc.                  COM      09061G101    $1,812       29,100     Sole           29,100          0
BlackRock, Inc.                               COM      09247X101    $2,742       10,675     Sole           9,375           1,300
Blackstone Group LP                           Units    09253U108    $4,274       216,100    Sole           193,600         22,500
Canadian National Railway Co. ADR             COM      136375102    $1,394       13,900     Sole           7,900           6,000
Caterpillar, Inc.                             COM      149123101    $1,609       18,500     Sole           16,500          2,000
CBS Corporation                               COM      124857202    $2,106       45,100     Sole           45,100          0
Celgene Corporation                           COM      151020104    $2,202       19,000     Sole           19,000          0
Cheniere Energy, Inc.                         COM      16411R208    $2,498       89,200     Sole           77,300          11,900
Colgate Palmolive                             COM      194162103    $2,290       19,400     Sole           16,900          2,500
Concho Resources, Inc.                        COM      20605P101    $2,864       29,400     Sole           26,100          3,300
Costco Wholesale Corporation                  COM      22160K105    $4,149       39,100     Sole           34,100          5,000
Credicorp Limited                             COM      G2519Y108    $2,790       16,800     Sole           5,900           10,900
Cree Inc.                                     COM      225447101    $1,630       29,800     Sole           29,800          0
Cummins, Inc.                                 COM      231021106    $3,463       29,900     Sole           28,400          1,500
CVS Caremark Corp.                            COM      126650100    $2,409       43,800     Sole           38,400          5,400
DaVita HealthCare Partners                    COM      23918K108    $1,684       14,200     Sole           14,200          0
Discovery Communications, Inc.                COM      25470F104    $4,748       60,300     Sole           54,100          6,200
Ebay, Inc.                                    COM      278642103    $4,244       78,275     Sole           67,275          11,000
Ecopetrol SA ADR                              ADR      279158109    $1,914       35,100     Sole           12,100          23,000
EMC Corp.                                     COM      268648102    $1,510       63,200     Sole           63,200          0
Fomento Economico Mex-SP ADR                  ADR      344419106    $9,784       86,200     Sole           44,800          41,400
Gilead Sciences, Inc.                         COM      375558103    $2,599       53,100     Sole           47,100          6,000
Goldman Sachs Group, Inc.                     COM      38141G104    $2,097       14,250     Sole           12,250          2,000
Google, Inc.                                  COM      38259P508    $3,713       4,675      Sole           4,275           400
Home Depot, Inc.                              COM      437076102    $6,015       86,200     Sole           78,000          8,200
Icici Bank ADR                                ADR      45104G104    $2,900       67,600     Sole           23,600          44,000
Intuit                                        COM      461202103    $2,403       36,600     Sole           32,200          4,400
JP Morgan Chase & Co.                         COM      46625H100    $997         21,000     Sole           17,000          4,000
CityplaceKansas City Southern                 COM      485170302    $1,874       16,900     Sole           16,900          0
LinkedIn Corp.                                COM      53578A108    $2,174       12,350     Sole           10,950          1,400
M&T Bank Corp.                                COM      55261F104    $2,827       27,400     Sole           24,300          3,100
Masco Corporation                             COM      574599106    $1,383       68,300     Sole           68,300          0
MasterCard, Inc.                              COM      57636Q104    $4,721       8,725      Sole           8,125           600
McKesson Corporation                          COM      58155Q103    $1,576       14,600     Sole           14,600          0
Monsanto Company                              COM      61166W101    $3,623       34,300     Sole           30,300          4,000
Nike, Inc. Class B                            COM      654106103    $2,372       40,200     Sole           34,400          5,800
Oracle Corporation                            COM      68389X105    $2,250       69,600     Sole           69,600          0
PowerShares QQQ Call Option                   Option   73935A104    $830         1,000      Sole           1,000           0
Exp 12/20/14 @ 65
Qualcomm, Inc.                                COM      747525103    $2,410       36,000     Sole           29,000         7,000
Roper Industries, Inc.                        COM      776696106    $3,857       30,300     Sole           27,200         3,100
T Rowe Price Group, Inc.                      COM      74144T108    $3,444       46,000     Sole           43,000         3,000
The Walt Disney Company                       COM      254687106    $2,215       39,000     Sole           33,500         5,500
Tiffany & Co.                                 COM      886547108    $1,968       28,300     Sole           24,300         4,000
TJX Companies, Inc.                           COM      872540109    $2,496       53,400     Sole           45,400         8,000
Union Pacific Corp.                           COM      907818108    $7,612       53,450     Sole           48,650         4,800
Verizon Communications, Inc.                  COM      92343V104    $403         8,200      Sole           8,200          0
Viacom, Inc.                                  COM      92553P201    $3,879       63,100     Sole           57,700         5,400
Wells Fargo Company                           COM      949746101    $2,349       63,500     Sole           52,800         10,700
Workday, Inc.                                 COM      98138H101    $1,590       25,800     Sole           25,800         0
Youku Tudou, Inc. ADR                         ADR      98742U100    $1,013       60,400     Sole           21,500         38,900
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